Deferred compensation plans - SAR Plan A awards, weighted-average assumptions (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Deferred compensation plans
Expected volatility	35.30%	40.95%	40.87%
Expected dividends yield	3.07%	2.30%	2.99%
Expected lives (in years)	4 years 6 months	4 years 6 months	7 years
Risk-free interest rate	0.10%	0.03%	0.27%